Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CALPETRO TANKERS (BAHAMAS III) LTD
Entity Central Index Key	0000923656
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	100
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012

Statements of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Charter Revenue	$ 0	$ 0	$ 2,588
Total operating revenues	0	0	2,588
Gain on sale of asset	0	0	60
Operating expenses
Administrative expenses	(25)	(158)	(108)
Depreciation	0	0	(87)
Total operating expenses	(25)	(158)	(195)
Net operating (loss) income	(25)	(158)	2,453
Other income (expenses)
Interest income	1	3	6
Interest expense	0	0	(261)
Other financial items	0	0	(3,011)
Amortization of deferred charges	0	0	(19)
Total other expenses	1	3	(3,285)
Net loss	(24)	(155)	(832)
Retained earnings at the start of the year	839	7,694	8,526
Dividends	0	(6,700)	0
Retained earnings at the end of the year	$ 815	$ 839	$ 7,694

Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets :
Restricted cash and investments	$ 836	$ 941
Total assets	836	941
Current liabilities:
Other current liabilities	21	102
Total liabilities	21	102
Equity:
Unclassified stock: 100 shares of $1 par value	0	0
Retained earnings	815	839
Total equity	815	839
Total liabilities and equity	$ 836	$ 941

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity:
Common Stock, Shares Outstanding (in shares)	100	100
Common Stock, Shares Issued (in shares)	100	100
Common Stock, Par Value (in dollars per share)	$ 1	$ 1

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (24)	$ (155)	$ (832)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	0	87
Amortization of deferred charges	0	0	19
Gain on sale of assets	0	0	(60)
Other, net	0	0	(538)
Changes in assets and liabilities:
Other current assets	0	0	2,325
Accrued interest	0	0	(232)
Other current liabilities	(81)	69	(29)
Net cash provided by operating activities	(105)	(86)	740
Investing activities:
Proceeds from sale of assets	0	0	8,560
Change in restricted cash and investments	105	6,786	1,584
Net cash provided by investing activities	105	6,786	10,144
Financing activities:
Repayment of debt	0	0	(10,884)
Dividend paid	0	(6,700)	0
Net cash used in financing activities	0	(6,700)	(10,884)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 0	$ 0	$ 464

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS

CalPetro Tankers (Bahamas III) Limited (the "Company") was incorporated in The Bahamas on May 13, 1994 with two other entities: CalPetro Tankers (Bahamas I) Limited and CalPetro Tankers (Bahamas II) Limited. In addition CalPetro Tankers (IOM) Limited, was incorporated in the Isle of Man. These entities (the "Owners") were organized as special purpose companies for the purpose of acquiring one of four oil tankers (each a "Vessel", together the "Vessels") from Chevron Transport Corporation ("Chevron") which were concurrently chartered on long-term charter agreements back to Chevron. On April 21, 2005, pursuant to the bareboat charter dated April 5, 1995 between the Company and Chevron, the Company received irrevocable notice from Chevron regarding the termination of the bareboat charter of its Vessel Front Voyager, on April 1, 2006. Under the terms of the bareboat charter between Chevron and the Company, Chevron paid a termination fee of $5.05 million. As manager to the Company, Frontline Ltd ("Frontline") was obligated to find an acceptable replacement charter as defined by the indenture governing the issue of the Notes that were issued on behalf of the Company and three affiliated companies. Pursuant to a bareboat charter agreement between the Company and Front Voyager Inc, a wholly owned subsidiary of Frontline, Front Voyager Inc (the "Charterer") agreed to charter the Front Voyager as of April 1, 2006 for an initial two year period (the "Initial Period") with a further seven annual optional periods. The charterhire payable for the Initial Period was $5.05 million. This was prepaid in full on March 31, 2006. On March 25, 2009, the Charterer exercised its option to extend the charter for the second one year optional period beginning April 1, 2009 at a cost of $1.8 million.  On January 5, 2010, the Charterer gave notice that it would terminate the charter and paid a termination fee of $4.9 million on April 1, 2010, of which $2.6 million was recognized in the income statement in 2010 in accordance with the bareboat charter. A Memorandum of Agreement, dated March 15, 2010, was signed regarding the sale of our vessel for net sale proceeds of $8.3 million and delivery to the buyer occurred on April 8, 2010.

The Company along with CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, and CalPetro Tankers (IOM) Limited are wholly-owned by California Tankers Investments Limited, a company organized under the laws of The Bahamas, which is in turn a wholly-owned subsidiary of CalPetro Holdings Limited, an Isle of Man company. CalPetro Holdings Limited is a wholly-owned subsidiary of Independent Tankers Corporation ("ITC"), a Cayman Islands company. ITC is wholly-owned by Independent Tankers Corporation Limited ("ITCL"). ITCL was established in February 2008 and it is 82.47% owned by Frontline, a Bermuda company whose shares are listed on the New York Stock Exchange, London Stock Exchange and Oslo Stock Exchange.

California Petroleum Transport Corporation ("California Petroleum" or "CPTC"), a Delaware corporation, acting as agent on behalf of the Owners, issued as full recourse obligations $167,500,000 Serial First Preferred Mortgage Notes (the "Serial Notes") and $117,900,000 8.52% First Preferred Mortgage Notes due 2015 (the "Term Notes") (together the "Notes"). The proceeds from the sale of the Notes were applied by way of long-term loans, being Serial Loans in respect of the Serial First Preferred Mortgage Notes and Term Loans in respect of the First Preferred Mortgage Notes due 2015, to the Owners to fund the acquisition of their Vessels from Chevron. The Company was allocated $27,640,000 of the Serial Loans and $12,744,000 of the Term Loans and acquired its Vessel, the Front Voyager. The Serial Notes and the Term Notes were fully repaid April 1, 2006 and April 13, 2010, respectively. The Company engaged in no business other than the ownership and chartering of our Vessel and activities resulting from or incidental to such ownership and chartering.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2.   ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Gain on sale of asset
A gain on the sale of asset was recognized when the Vessel was delivered and all risks were transferred and is determined by comparing the net sale proceeds received with the carrying value of the Vessel.

Interest payable recognition
Interest payable on the Term Loans is accrued on a daily basis.

Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
No Bahamian income or withholding taxes are imposed on the payment by the Company of any principal or interest to any holder of Notes who is either an individual citizen or resident of the United States or an entity formed under the laws of the United States. There is no income tax treaty currently in effect between the United States and Bahamas.

Reporting and functional currency
The reporting currency is United States dollars. The functional currency is United States dollars.

Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue was substantially generated from bareboat charter hires and was recorded over the term of the charter as service was provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other comprehensive income
The Company has no other comprehensive income.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.   RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's financial statements and the new disclosure requirements are in Note 9 "Financial Instruments".

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION	4. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH AND INVESTMENTS
5.   RESTRICTED CASH AND INVESTMENTS

The restricted cash and investment accounts were established and are maintained by The Bank of New York Mellon (formerly the Chase Manhattan Trust Company of California and JPMorgan Chase) as the collateral trustee who maintains the accounts as collateral agent for the equal and ratable benefit of the holders of the Term Notes. Charterhire payments are deposited into a revenue account and these funds can only be used to fund the principal and interest due on the Term Notes and any operating costs in relation to operating the Owners.

VESSEL	12 Months Ended
Dec. 31, 2012
VESSEL [Abstract]
Property, Plant and Equipment Disclosure
6.   VESSEL

On March 15, 2010, Front Voyager was sold for net proceeds of $8.3 million and delivery took place in April 2010. Depreciation expense was nil, nil, and $0.08 million for the years ended December 31, 2012, 2011 and 2010, respectively.

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
7.   DEBT

On April 1, 2010 the Company paid the annual debt installment of $0.7 million. On April 13, 2010 the Company redeemed the remaining principal amount of the CPTC 8.52% First Preferred Mortgage Term Notes in connection with the sale of Front Voyager.

In addition, a make whole premium of $2.1 million for the early redemption of debt was also paid in April 2010. Fees of $0.9 million relating to the consent solicitation process relating to the sale of Front Voyager and its release from the collateral securing the Notes, and the redemption and cancellation of the portion of the outstanding principal amount of the Notes allocated to the Front Voyager were incurred in April 2010. These fees were recorded in Other financial items.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
SHARE CAPITAL	8. SHARE CAPITAL Authorized share capital:

	2012	2011
1,000 shares of $1 par value	1,000	1,000
Issued and outstanding share capital:

	2012	2011
100 common shares of $1 par value	100	100

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
9.   FINANCIAL INSTRUMENTS

Fair values
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	836	836	941	941

The estimated fair values of financial assets are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	836	836	—	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments - the carrying value is a reasonable estimate of fair value.

Concentrations of risk
There is a concentration of credit risk with respect to Restricted Cash to the extent that all of the amounts are invested with The Bank of New York Mellon.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
10.   RELATED PARTY TRANSACTIONS

Charterhire revenue
The Company entered into a two year bareboat charter agreement with Front Voyager Inc. on April 1, 2006. On January 5, 2010 Front Voyager Inc. gave irrevocable notice of termination of the bareboat charter for the single hull vessel Front Voyager, which took effect on April 1, 2010. Front Voyager Inc paid a termination fee of $4.9 million in accordance with the charter. The following table outlines the revenue and payments related to the charter agreement during the year:

(in thousands of $)	2012	2011	2010
Accrued income – January 1	—	—	2,324
Charter hire paid during the year	—	—	(4,912)
Charter hire revenue recognized in year	—	—	2,588
Accrued income – December 31	—	—	—

Management Fee
Pursuant to a management agreement, Frontline is the Company's Manager and Technical Advisor. Under the management agreement, Frontline is entitled to a Management Fee and a Technical Advisor's Fee.

Under the terms of the management agreement, the Management Fee consists of a fee of $13,625 initially per annum for the Vessel, together with an additional annual fee of $3,000 covering all four Vessels, payable semi-annually in arrears for the period until the third anniversary of the closing of the Notes issue then increasing by four percent on each subsequent anniversary of the closing of the issue of the Notes.

The Technical Advisor's Fee was initially $10,000 per annum for each Vessel, payable semi-annually in arrears, during the initial first three year period as described above. On each subsequent anniversary of the closing of the issue of the Notes, the fee will increase by four percent. In addition, the Technical Advisor is entitled to be reimbursed for the fees, costs and expenses of conducting periodic inspections of the Vessels. The Manager will not receive a management fee or technical advisor fee for any period after the sale of our Vessel on April 8, 2010.

Pursuant to a Designated Representative Agreement, CalPetro Holdings Limited, or the Designated Representative, was appointed to represent California Petroleum as its Designated Representative to act on its behalf with respect to certain administrative matters such as the filing of periodic reports and financial statements with the Securities and Exchange Commission. The fee payable to the Designated Representative, or the Designated Representative Fee, during the initial three year period described above was $15,000 per annum. The annual Designated Representative Fee increased to $20,000, $25,000 and $30,000 on April 1, 1999, April 1, 2004 and April 1, 2009, respectively. The Designated Representative Fee is split equally between the Owners. The Designated Representative Fee in 2011 includes a charge of $13,500 in respect of amounts under accrued in previous years.

Management fee expenses and management fee payable in respect of the Designated Representative Fee for the years ended and as of December 31, 2012, 2011, and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	8	21	16
Management fee payable	2	19	2

COLLATERAL ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
Collateral Arrangements [Abstract]
COLLATERAL ARRANGEMENTS
11.   COLLATERAL ARRANGEMENT

The Company is jointly and severally liable with the other Owners for all the Owners obligations and liabilities in relation to the Term Loans but only to the extent of the proceeds received by California Petroleum Transport Corporation from California Petroleum Transport Corporation's right, title and interest in and to the collateral.

On October 3, 2011, pursuant to the Collateral Trust Agreement, excess funds held by the Trustee in the amount of $6.7 million allocable to the Company became available for release from the relevant trust account as a result of sufficient funds remaining on deposit at the Trustee for the payment in full of principal and interest on the Term Notes as they become due and were released to the Company on the same date.

DIVIDEND	12 Months Ended
Dec. 31, 2012
DIVIDEND [Abstract]
DIVIDEND DISTRIBUTION	12. DIVIDEND The Company paid a dividend of $6.7 million on December 15, 2011.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Gain on sale of asset
Gain on sale of asset
A gain on the sale of asset was recognized when the Vessel was delivered and all risks were transferred and is determined by comparing the net sale proceeds received with the carrying value of the Vessel.

Interest payable recognition	Interest payable recognition Interest payable on the Term Loans is accrued on a daily basis.
Deferred charges
Deferred charges
Deferred charges comprise expenses incurred in connection with the structuring of the financing transactions and issuance of debt. Such expenses are being amortized over the life of the debt on a straight line basis, which is not materially different to the effective interest rate method.

Taxation
Taxation
No Bahamian income or withholding taxes are imposed on the payment by the Company of any principal or interest to any holder of Notes who is either an individual citizen or resident of the United States or an entity formed under the laws of the United States. There is no income tax treaty currently in effect between the United States and Bahamas.

Reporting and functional currency	Reporting and functional currency The reporting currency is United States dollars. The functional currency is United States dollars.
Revenue and expense recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue was substantially generated from bareboat charter hires and was recorded over the term of the charter as service was provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of fair value, and such fair value may never actually be realized.

Other Comprehensive Income	Other comprehensive income The Company has no other comprehensive income.

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stockholders Equity	Authorized share capital:

	2012	2011
1,000 shares of $1 par value	1,000	1,000
Issued and outstanding share capital:

	2012	2011
100 common shares of $1 par value	100	100

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments
The carrying value and estimated fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012 Fair value	2012 Carrying value	2011 Fair value	2011 Carrying value
Financial assets:
Restricted cash and investments	836	836	941	941

Financial Assets and Liabilties Measured at Fair Value on Recurring Basis	The estimated fair values of financial assets are as follows:

(in thousands of $)	2012 Fair value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	836	836	—	—

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Charterhire Revenue Related Party Transactions Table
The following table outlines the revenue and payments related to the charter agreement during the year:

(in thousands of $)	2012	2011	2010
Accrued income – January 1	—	—	2,324
Charter hire paid during the year	—	—	(4,912)
Charter hire revenue recognized in year	—	—	2,588
Accrued income – December 31	—	—	—

Management Fee Related Party Transactions Table
Management fee expenses and management fee payable in respect of the Designated Representative Fee for the years ended and as of December 31, 2012, 2011, and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	8	21	16
Management fee payable	2	19	2

DESCRIPTION OF BUSINESS 1 (Details) (USD $) In Millions, unless otherwise specified	May 13, 1994 vessel entities	Apr. 02, 2006 Front Voyager Chevron	Dec. 31, 2010 Front Voyager Front Voyager Inc	Mar. 31, 2010 Front Voyager Front Voyager Inc	Mar. 31, 2008 Front Voyager Front Voyager Inc	Mar. 31, 2015 Front Voyager Front Voyager Inc	Apr. 01, 2010 Front Voyager Front Voyager Inc	Mar. 15, 2010 Front Voyager Front Voyager Inc	Apr. 02, 2009 Front Voyager Front Voyager Inc	Apr. 02, 2006 Front Voyager Front Voyager Inc
Vessel [Line Items]
Number of other subsidiaries in the Calpetro Group	2
Number of vessels owned by group	4
Termination Fee Paid		$ 5.05					$ 4.9
Initial Charter Period					2 years
Optional Annual Charter Periods						7 years
Optional Charter Period Accepted				1 year
Charterhire Payable Initial Period										5.05
Charterhire Payable Second Period									1.8
Termination Fee Income			2.6
Sale Proceeds								$ 8.3

DESCRIPTION OF BUSINESS 2 (Details) (USD $)	Dec. 31, 2012 Rate	Apr. 13, 2010 Rate	May 13, 1994 Rate
Description of Business [Abstract]
Frontline Investment In ITCL	82.47%
Serial First Preferred Mortgage Notes Issued by CPTC			$ 167,500,000
First Preferred Mortgage Notes Issued by CPTC			117,900,000
First Preferred Mortgage Note Percentage		8.52%	8.52%
Serial Loans Allocated to Company			27,640,000
Term Loans Allocated to Company			$ 12,744,000

SEGMENT INFORMATION (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of Reportable Segments	1

VESSEL (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Front Voyager	Dec. 31, 2011 Front Voyager	Dec. 31, 2010 Front Voyager	Mar. 15, 2010 Front Voyager Inc Front Voyager
Vessel [Line Items]
Sale Proceeds							$ 8,300,000
Depreciation	$ 0	$ 0	$ 87,000	$ 0	$ 0	$ 80,000

DEBT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Apr. 13, 2010 Rate	Apr. 01, 2010	May 13, 1994 Rate
Debt [Abstract]
First Preferred Mortgage Note Percentage		8.52%		8.52%
Term Note Annual Installments			$ 0.7
Term Note Early Redemption Fee		2.1
Consent Solicitation Fees	$ 0.9

SHARE CAPITAL (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Authorized share capital:
1,000 Shares of $1 each	$ 1,000	$ 1,000
Issued and outstanding share capital:
100 Shares of $1 each	$ 100	$ 100
Common Stock, Par Value (in dollars per share)	$ 1	$ 1

FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments	$ 836	$ 941
Restricted cash and investments, fair value	$ 836	$ 941

FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments, fair value	$ 836	$ 941
Level 1 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	836
Level 2 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	0
Level 3 | Fair Value, Measurements, Recurring
Financial assets:
Restricted cash and investments, fair value	$ 0

RELATED PARTY TRANSACTIONS 1 (Details) (Front Voyager, Front Voyager Inc, USD $) In Millions, unless otherwise specified	24 Months Ended
	Mar. 31, 2008	Apr. 01, 2010
Front Voyager | Front Voyager Inc
Related Party Transaction [Line Items]
Initial Charter Period	2 years
Termination Fee Paid		$ 4.9

RELATED PARTY TRANSACTIONS 2 (Details) (Frontline, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Frontline
Related Party Transaction [Line Items]
Accrued income - January 1		$ 0	$ 0	$ 2,324
Charter hire paid during the year	0	0	(4,912)
Charter hire revenue recognized in year	0	0	2,588
Accrued income - December 31	$ 0	$ 0	$ 0

RELATED PARTY TRANSACTIONS 3 (Details) (Frontline, USD $)	12 Months Ended	36 Months Ended	60 Months Ended	72 Months Ended		204 Months Ended
	Dec. 31, 2012 vessel	Mar. 31, 1998	Mar. 31, 2009	Mar. 31, 2015	Mar. 31, 2004	Mar. 31, 2015 Rate	Dec. 31, 2011
Frontline
Related Party Transaction [Line Items]
Vessel Management Initial Annual Fee		$ 13,625
Vessel Management Shared Annual Fee		3,000
Number of vessels owned by group	4
Management Fee Contactual Annual Increase						4.00%
Technical Advisors Initial Annual Fee		10,000
Designated Representative Initial Annual Fee		15,000
Designated Representative Amended Annual Fee			25,000	30,000	20,000
Designated Representative Fee Under Accrual							$ 13,500

RELATED PARTY TRANSACTIONS 4 (Details) (Frontline, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Frontline
Related Party Transaction [Line Items]
Related Party Management Fee Expense	$ 8	$ 21	$ 16
Related Party Management Fee Payable	$ 2	$ 19	$ 2

COLLATERAL ARRANGEMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Dividend Paid	$ 0	$ 6,700	$ 0

DIVIDEND (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DIVIDEND [Abstract]
Dividend Paid	$ 0	$ 6,700	$ 0